CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net (loss) income	$ 469	$ 7,489	$ (12,272)	$ 12,213	$ 12,140	$ 24,398	$ 25,689
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization	31,032	4,281	62,521	8,969	22,944	16,938	16,639
Amortization of financing costs	2,072	471	3,730	942	2,035	1,793	1,485
Loss/(gain) on sale or disposal of assets	2	124	374	(21)
Accretion of contract rights	2,104		4,092
Provision for bad debts	2,266	2,014	4,370	4,229	8,991	7,874	5,182
Loss on early extinguishment of debt	0		12,977		2,725
Stock-based compensation	1,793	2,057	3,954	5,409	8,876	5,078	6,655
Other non-cash items	(231)		(20)		(337)	(178)	(95)
Changes in operating assets and liabilities:
Trade and other receivables	(4,716)	(1,008)	(75)	(3,772)
Settlement receivables	13,208	8,285	19,544	13,257	(5,156)	(8,793)	50,823
Inventory	4,155	(1,835)	3,761	(2,269)	(850)	(2,286)	134
Prepaid and other assets	(547)	(1,357)	(18,396)	(117)	904	(9,482)	(3,425)
Deferred income taxes	1,769	3,033	(7,525)	5,611	6,613	13,643	14,376
Settlement liabilities	22,765	54,904	22,240	29,553	(25,523)	(37,200)	40,530
Accounts payable and accrued expenses			27,116	1,425
Net cash provided by operating activities	85,816	86,597	126,391	75,429	24,531	4,334	157,488
Cash flows from investing activities
Acquisitions, net of cash acquired			(2,257)	(11,845)	(1,068,000)
Capital expenditures	(12,616)	(3,025)	(29,660)	(7,493)	(18,021)	(13,900)	(12,786)
Proceeds from sale of fixed assets	1	192	29	213
Repayments under development agreements	1,217		2,392		276
Advances under development and placement agreements	(1,255)		(1,255)
Changes in restricted cash and cash equivalents	59	(46)	60	(45)	(102)	(90)	255
Net cash provided by (used in) investing activities	(12,594)	(2,879)	(30,691)	(19,170)	(1,085,847)	(13,990)	(12,531)
Cash flows from financing activities
Repayments of prior credit facility		(3,000)		(7,000)	(103,000)	(18,500)	(52,500)
Repayments of credit facility	(17,500)		(5,000)
Repayments of secured notes			(350,000)
Proceeds from issuance of secured notes			335,000		1,200,000
Debt issuance costs	(252)		(1,154)		(52,735)	(764)	(676)
Proceeds from exercise of stock options	1,048	2,440	1,673	4,613	5,338	8,431	6,655
Purchase of treasury stock	(20)	(2,767)	(40)	(6,604)	(12,180)	(18,350)	(262)
Net cash used in financing activities	(16,724)	(3,327)	(19,521)	(8,991)	1,037,423	(29,183)	(46,783)
Effect of exchange rates on cash	(580)	(79)	(257)	476	(1,266)	73	(689)
Cash and cash equivalents
Net increase for the period	55,918	80,312	75,922	47,744	(25,159)	(38,766)	97,485
Balance, beginning of the period	89,095	114,254	89,095	114,254	114,254	153,020	55,535
Balance, end of the period	145,013	194,566	165,017	161,998	89,095	114,254	153,020
Supplemental cash disclosures
Cash paid for interest	13,162	1,690	25,107	3,504	59,274	8,634	15,494
Cash (refunded) paid for income tax, net	712	303	(6,184)	508	962	711	$ 665
Supplemental non-cash disclosures
Accrued and unpaid capital expenditures	$ 1,173	$ 2,233	5,091	1,253	731	$ 1,073
Accrued and unpaid contingent liability for NEWave acquisition				$ 2,463	$ 2,463
Issuance of stock warrants			$ 2,246